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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-08355
                                   ---------------------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   6200 The Corners Parkway Atlanta, Georgia                       30092
--------------------------------------------------------------------------------
   (Address of principal executive offices)                      (Zip code)

                                Jill W. Maggiore
                          Wells Asset Management, Inc.
                6200 The Corners Parkway Atlanta, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                    -------------------

Date of fiscal year end:         December 31, 2003
                            -----------------------------

Date of reporting period:        December 31, 2003
                            -----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS                                         February 12, 2004
================================================================================

Dear Wells Shareholder:

Although investors saw conflicting signs of economic recovery during the second half of 2003, it was a banner year for Real Estate Investment Trusts (REITs). In fact, REITs posted some of the highest returns in the market's history and outperformed the S&P 500 Composite Index for the fourth year in a row.

REITs have performed well, partly because income-oriented investors have turned to REITs for upfront returns in the form of dividends; other investors look to REITs for diversification and lower volatility.

I am pleased to report that your Wells S&P REIT Index Fund participated in this rally with a total return during 2003 of 33.88% (for Class "A" shares, excluding the impact of applicable sales loads). The Fund's performance continues to compare especially well to the S&P 500, which is still recovering from the dramatic losses of 2000-2002, and closed 2003 with a return of 28.36%.

Since your Wells S&P REIT Index Fund has been designed to mirror the performance of the S&P REIT Composite Index (the Index), we invest at least 95% of the fund's assets in stocks included in the Index and in approximately the same proportions. The correlation between the Wells S&P REIT Index Fund and the Index for 2003 was high, with the Index posting a gain of 36.18% for 2003.*

Because the Wells S&P REIT Index Fund mirrors the S&P REIT Composite Index, it represents nearly 90% of the total U.S. publicly traded REIT market. This broad exposure to the REIT market can help investors remain diversified throughout ever-changing economic cycles.

The top sector weightings for the Wells S&P REIT Index Fund currently include 28.7% in industrial/office properties, 28.0% retail, 18.0% residential, and 4.3% in health care.

Continuing improvement in the overall economy and a greater level of awareness of the REIT market have helped to increase the number of Wells S&P REIT Index Fund shareholders by more than 58% in 2003 alone.

I also am pleased to report that we recently welcomed W. Wayne Woody as our newest member of the Wells Board of Trustees. Mr. Woody brings with him more than 30 years of financial and risk management expertise with KMPG LLP and the State of Georgia Office of Planning and Budget. His expertise is a valuable asset to our team.

On behalf of everyone at Wells, I welcome shareholders who joined us in 2003 and thank our long-term investors for their continued support. As always, we invite you to contact our Mutual Fund Shareholder Services at 800-282-1581 with any questions. You also can visit us 24 hours a day, seven days a week at www.wellsref.com.

Sincerely,


/s/ Leo F. Wells III

Leo F. Wells III
President

Figures are past results and are not indicative of future results. Investments are not FDIC or NCUA/NCUSIF insured, not bank or credit union guaranteed, and may lose value.

* The Wells S&P REIT Index Fund's returns will vary from the S&P REIT Composite Index. Differences in performance are due in part to (but not limited to), the Fund's expenses, the level of cash allocation in the Fund, and the degree of cash flows into and out of the Fund, matched with the corresponding portfolio transactions to invest investor purchases or manage redemptions.

PERFORMANCE INFORMATION
================================================================================

           Comparison of the Change in Value of a $10,000 Investment in the Wells S&P REIT Index Fund(a) and the S&P REIT Index

                            Wells S&P REIT Index Fund
                         Average Annual Total Returns(b)
                        (periods ended December 31, 2003)

                              1 Year     5 Years    Since Inception(c)
                              ------     -------    ------------------
             Class A          28.58%      12.26%         6.35%
             Class B          27.98%        n/a         11.47%
             Class C          31.94%        n/a         11.95%
             Class I            n/a         n/a         14.78%(d)

                                [GRAPHIC OMITTED]

           Past performance is not predictive of future performance.

         S&P REIT INDEX:                    WELLS S&P REIT INDEX FUND:
---------------------------------       ----------------------------------
               MONTHLY                                MONTHLY
   DATE        RETURN     BALANCE          DATE        RETURN     BALANCE
   ----        ------     -------          ----        ------     -------
  03/02/98                10,000          03/02/98                  9,600
  06/30/98     -4.97%      9,689          06/30/98     -5.68%       9,082
  12/31/98     -3.99%      8,235          12/31/98     -4.20%       7,717
  06/30/99      9.48%      8,608          06/30/99      9.45%       8,081
  12/31/99     -1.30%      7,752          12/31/99     -1.89%       7,235
  06/30/00     10.37%      8,749          06/30/00     10.23%       8,145
12/31/2000      4.40%     10,004        12/31/2000      4.25%       9,229
 6/30/2001     11.18%     11,103         6/30/2001     10.64%      10,166
12/31/2001      5.16%     11,433        12/31/2001      4.51%      10,394
 6/30/2002      4.81%     12,982         6/30/2002     12.60%      11,704
12/31/2002      0.61%     11,900        12/31/2002     -8.57%      10,701
 6/30/2003     13.91%     13,556         6/30/2003     13.05%      12,097
12/31/2003     19.52%     16,201        12/31/2003     18.43%      14,326

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C and Class I shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, the initial public offering of Class C shares commenced on May 5, 1999 and the initial public offering of Class I shares commenced on August 25, 2003.

(d)   Not annualized.

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2003
================================================================================
ASSETS
Investment securities:
         At acquisition cost .................................    $ 199,128,700
                                                                  =============
         At market value (Note 1) ............................    $ 243,531,040
Dividends receivable .........................................        1,208,801
Receivable for capital shares sold ...........................        1,274,570
Other assets .................................................           63,480
                                                                  -------------
         TOTAL ASSETS ........................................      246,077,891
                                                                  -------------

LIABILITIES
Dividends payable ............................................          573,204
Distributions payable ........................................          629,613
Payable for capital shares redeemed ..........................        2,246,792
Payable for securities purchased .............................        1,210,172
Payable to Adviser (Note 3) ..................................            7,838
Payable to administrator (Note 3) ............................           53,400
Other accrued expenses and liabilities .......................          128,533
                                                                  -------------
         TOTAL LIABILITIES ...................................        4,849,552
                                                                  -------------
NET ASSETS ...................................................    $ 241,228,339
                                                                  =============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $ 198,211,028
Distributions in excess of realized gains ....................       (1,385,029)
Net unrealized appreciation on investments ...................       44,402,340
                                                                  -------------
Net assets ...................................................    $ 241,228,339
                                                                  =============

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ......................    $ 170,443,199
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) ........       16,530,236
                                                                  =============
Net asset value and redemption price per share (Note 1) ......    $       10.31
                                                                  =============
Maximum offering price per share (Note 1) ....................    $       10.74
                                                                  =============

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ......................    $  31,854,312
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) ........        3,045,236
                                                                  =============
Net asset value and offering price per share(A) (Note 1) .....    $       10.46
                                                                  =============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ......................    $  38,861,338
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) ........        3,727,475
                                                                  =============
Net asset value and offering price per share(A) (Note 1) .....    $       10.43
                                                                  =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......................    $      69,490
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) ........            6,739
                                                                  =============
Net asset value and offering price per share (Note 1) ........    $       10.31
                                                                  =============

(A)   Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003
================================================================================

INVESTMENT INCOME
   Dividends .............................................................   $  7,259,013
                                                                             ------------

EXPENSES
   Investment advisory fees (Note 3) .....................................        865,906
   Distribution expenses, Class A (Note 3) ...............................        305,207
   Distribution expenses, Class B (Note 3) ...............................        198,427
   Distribution expenses, Class C (Note 3) ...............................        224,134
   Administrative services fees (Note 3) .................................        210,406
   Transfer agent fees, Class A (Note 3) .................................        131,707
   Transfer agent fees, Class B (Note 3) .................................         29,247
   Transfer agent fees, Class C (Note 3) .................................         33,073
   Transfer agent fees, Class I (Note 3) .................................          6,000
   Trustees fees .........................................................        138,500
   Postage and supplies expense ..........................................        131,193
   Custodian fees ........................................................        104,094
   Accounting services fees (Note 3) .....................................         71,656
   Professional fees .....................................................         53,939
   Registration fees, Common .............................................         20,701
   Registration fees, Class A ............................................         21,029
   Registration fees, Class B ............................................          9,286
   Registration fees, Class C ............................................          9,115
   Insurance expense .....................................................         23,667
   Reports to shareholders ...............................................         19,434
   Amortization of organization expenses (Note 1) ........................          1,263
   Other expenses ........................................................         31,619
                                                                             ------------
            TOTAL EXPENSES ...............................................      2,639,603
   Fees waived by the Adviser (Note 3) ...................................       (390,595)
   Class A expenses waived/reimbursed by the Adviser (Note 3) ............       (151,500)
   Class I expenses waived/reimbursed by the Adviser (Note 3) ............         (6,000)
                                                                             ------------
            NET EXPENSES .................................................      2,091,508
                                                                             ------------

NET INVESTMENT INCOME ....................................................      5,167,505
                                                                             ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions .........................      6,227,915
   Net change in unrealized appreciation/depreciation on investments......     40,716,140
                                                                             ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .........................     46,944,055
                                                                             ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...............................   $ 52,111,560
                                                                             ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               Year Ended       Year Ended
                                                                              December 31,     December 31,
                                                                                2003(a)            2002
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
         Net investment income ...........................................   $   5,167,505    $   4,635,694
         Net realized gains from security transactions ...................       6,227,915        2,480,419
         Net change in unrealized appreciation/depreciation on investments      40,716,140       (5,648,348)
                                                                             -------------    -------------
Increase in net assets from operations ...................................      52,111,560        1,467,765
                                                                             -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
         Dividends from net investment income, Class A ...................      (3,926,715)      (3,571,755)
         Dividends from net investment income, Class B ...................        (576,032)        (550,164)
         Dividends from net investment income, Class C ...................        (663,946)        (513,775)
         Dividends from net investment income, Class I ...................            (812)              --
         Distributions from net realized gains, Class A ..................      (4,434,521)      (2,024,431)
         Distributions from net realized gains, Class B ..................        (814,496)        (402,610)
         Distributions from net realized gains, Class C ..................        (988,885)        (412,169)
         Distributions from net realized gains, Class I ..................          (1,803)              --
         Return of capital, Class A ......................................      (1,456,496)      (1,275,070)
         Return of capital, Class B ......................................        (277,229)        (251,766)
         Return of capital, Class C ......................................        (308,669)        (228,688)
         Return of capital, Class I ......................................            (352)              --
                                                                             -------------    -------------
Decrease in net assets from distributions to shareholders ................     (13,449,956)      (9,230,428)
                                                                             -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)

CLASS A
         Proceeds from shares sold .......................................     118,639,702       66,570,202
         Net asset value of shares issued in
         reinvestment of distributions to shareholders ...................       8,034,719        5,066,969
         Payments for shares redeemed ....................................     (77,222,174)     (47,183,421)
                                                                             -------------    -------------
Net increase in net assets from Class A share transactions ...............      49,452,247       24,453,750
                                                                             -------------    -------------

CLASS B
         Proceeds from shares sold .......................................      10,361,365        8,609,236
         Net asset value of shares issued in
         reinvestment of distributions to shareholders ...................       1,220,121          748,554
         Payments for shares redeemed ....................................      (3,888,488)      (2,073,953)
                                                                             -------------    -------------
Net increase in net assets from Class B share transactions ...............       7,692,998        7,283,837
                                                                             -------------    -------------

CLASS C
         Proceeds from shares sold .......................................      15,929,952       13,082,760
         Net asset value of shares issued in
         reinvestment of distributions to shareholders ...................       1,590,410          927,691
         Payments for shares redeemed ....................................      (3,936,921)      (2,727,577)
                                                                             -------------    -------------
Net increase in net assets from Class C share transactions ...............      13,583,441       11,282,874
                                                                             -------------    -------------

CLASS I
         Proceeds from shares sold .......................................          60,624               --
         Net asset value of shares issued in
         reinvestment of distributions to shareholders ...................           2,967               --
                                                                             -------------    -------------
Net increase in net assets from Class I share transactions ...............          63,591               --
                                                                             -------------    -------------
TOTAL INCREASE IN NET ASSETS .............................................     109,453,881       35,257,798

NET ASSETS
         Beginning of year ...............................................     131,774,458       96,516,660
                                                                             -------------    -------------
         End of year .....................................................   $ 241,228,339    $ 131,774,458
                                                                             =============    =============

(a) Except for Class I shares, which represents the period from the initial public offering (August 25, 2003) through December 31, 2003.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
================================================================================
                     Per Share Data for a Share Outstanding Throughout Each Year
--------------------------------------------------------------------------------

                                                         Year            Year            Year            Year             Year
                                                         Ended          Ended           Ended           Ended            Ended
                                                        Dec. 31,       Dec. 31,        Dec. 31,        Dec. 31,         Dec. 31,
                                                         2003            2002            2001            2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ..............   $      8.26     $      8.63     $      8.14     $      6.80     $      7.75
                                                      -----------     -----------     -----------     -----------     -----------

Income (loss) from investment operations:

         Net investment income ....................          0.28            0.34            0.37            0.37            0.38
         Net realized and unrealized gains (losses)
                  on investments ..................          2.45           (0.07)           0.63            1.45           (0.85)
                                                      -----------     -----------     -----------     -----------     -----------
Total from investment operations ..................          2.73            0.27            1.00            1.82           (0.47)
                                                      -----------     -----------     -----------     -----------     -----------

Less distributions:
         Dividends from net investment income .....         (0.28)          (0.34)          (0.37)          (0.37)          (0.38)
         Distributions from net realized gains ....         (0.28)          (0.18)             --              --              --
         Return of capital ........................         (0.12)          (0.12)          (0.14)          (0.11)          (0.10)
                                                      -----------     -----------     -----------     -----------     -----------
Total distributions ...............................         (0.68)          (0.64)          (0.51)          (0.48)          (0.48)
                                                      -----------     -----------     -----------     -----------     -----------

Net asset value at end of year ....................   $     10.31     $      8.26     $      8.63     $      8.14     $      6.80
                                                      ===========     ===========     ===========     ===========     ===========

Total return(A) ...................................        33.88%           2.97%          12.63%          27.56%          (6.24%)
                                                      ===========     ===========     ===========     ===========     ===========

Net assets at end of year (000's) .................   $   170,443     $    93,545     $    74,470     $    46,759     $    19,281
                                                      ===========     ===========     ===========     ===========     ===========

Ratio of net expenses to average net assets(B) ....         0.99%           0.99%           0.99%           0.98%           0.99%

Ratio of net investment income to
         average net assets .......................         5.50%           3.96%           4.61%           5.43%           5.58%

Portfolio turnover rate ...........................           13%             10%              5%              9%             17%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.34%, 1.38%, 1.26%, 1.44% and 2.11% for the years ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                         Year            Year          Year            Year          Period
                                                         Ended          Ended          Ended           Ended          Ended
                                                      December 31,    December 31,   December 31,    December 31,  December 31,
                                                         2003            2002           2001           2000          1999(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $     8.37     $     8.75     $     8.24     $     6.88     $     8.16
                                                       ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
         Net investment income .....................         0.22           0.27           0.30           0.32           0.17
         Net realized and unrealized gains
         (losses) on investments ...................         2.48          (0.07)          0.66           1.46          (1.20)
                                                       ----------     ----------     ----------     ----------     ----------
Total from investment operations ...................         2.70           0.20           0.96           1.78          (1.03)
                                                       ----------     ----------     ----------     ----------     ----------

Less distributions:
         Dividends from net investment income ......        (0.22)         (0.27)         (0.30)         (0.32)         (0.17)
         Distributions from net realized gains .....        (0.28)         (0.18)            --             --             --
         Return of capital .........................        (0.11)         (0.13)         (0.15)         (0.10)         (0.08)
                                                       ----------     ----------     ----------     ----------     ----------
Total distributions ................................        (0.61)         (0.58)         (0.45)         (0.42)         (0.25)
                                                       ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ...................   $    10.46     $     8.37     $     8.75     $     8.24     $     6.88
                                                       ==========     ==========     ==========     ==========     ==========

Total return(B) ....................................       32.98%          2.13%         11.88%         26.48%        (12.73%)(D)
                                                       ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ................   $   31,854     $   18,880     $   12,708     $    6,718     $    1,306
                                                       ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(C) .....        1.74%          1.74%          1.74%          1.69%          1.72%(E)

Ratio of net investment income to average net assets        4.75%          3.21%          3.86%          4.72%          5.77%(E)

Portfolio turnover rate ............................          13%            10%             5%             9%            17%(E)

(A) Represents the period from the initial public offering of Class B shares (May 7, 1999) through December 31, 1999.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.96%, 1.99%, 2.01%, 2.26% and 3.28%(E) for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                         Year            Year          Year            Year          Period
                                                         Ended          Ended          Ended           Ended          Ended
                                                      December 31,    December 31,   December 31,    December 31,  December 31,
                                                         2003            2002           2001           2000          1999(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $     8.35     $     8.72     $     8.22     $     6.86     $     8.09
                                                       ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
         Net investment income .....................         0.22           0.27           0.30           0.32           0.20
         Net realized and unrealized gains
         (losses) on investments ...................         2.47          (0.06)          0.65           1.46          (1.17)
                                                       ----------     ----------     ----------     ----------     ----------
Total from investment operations ...................         2.69           0.21           0.95           1.78          (0.97)
                                                       ----------     ----------     ----------     ----------     ----------

Less distributions:
         Dividends from net investment income ......        (0.22)         (0.27)         (0.30)         (0.32)         (0.20)
         Distributions from net realized gains .....        (0.28)         (0.18)            --             --             --
         Return of capital .........................        (0.11)         (0.13)         (0.15)         (0.10)         (0.06)
                                                       ----------     ----------     ----------     ----------     ----------
Total distributions ................................        (0.61)         (0.58)         (0.45)         (0.42)         (0.26)
                                                       ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ...................   $    10.43     $     8.35     $     8.72     $     8.22     $     6.86
                                                       ==========     ==========     ==========     ==========     ==========

Total return(B) ....................................       32.94%          2.25%         11.78%         26.63%        (12.06%)(D)
                                                       ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) ................   $   38,861     $   19,350     $    9,339     $    4,121     $    1,275
                                                       ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets(C) .....        1.74%          1.74%          1.74%          1.68%          1.73%(E)

Ratio of net investment income to average net assets        4.75%          3.21%          3.86%          4.73%          5.59%(E)

Portfolio turnover rate ............................          13%            10%             5%             9%            17%(E)

(A) Represents the period from the initial public offering of Class C shares (May 5, 1999) through December 31, 1999.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.96%, 1.99%, 2.01%, 2.29% and 2.49%(E) for the periods ended December 31, 2003, 2002, 2001, 2000 and 1999, respectively (Note 3).

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
================================================================================
                    Per Share Data for a Share Outstanding Throughout The Period
--------------------------------------------------------------------------------
                                                                    Period
                                                                     Ended
                                                                  December 31,
                                                                     2003(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ...........................   $ 9.39
                                                                     ------

Income (loss) from investment operations:
         Net investment income ...................................     0.13
         Net realized and unrealized gains
         (losses) on investments .................................     1.25
                                                                     ------
Total from investment operations .................................     1.38
                                                                     ------
Less distributions:
         Dividends from net investment income ....................    (0.13)
         Distributions from net realized gains ...................    (0.28)
         Return of capital .......................................    (0.05)
                                                                     ------
Total distributions ..............................................    (0.46)
                                                                     ------

Net asset value at end of period .................................   $10.31
                                                                     ======

Total return(B) ..................................................   14.78%(D)
                                                                     ======

Net assets at end of period (000's) ..............................   $   69
                                                                     ======

Ratio of net expenses to average net assets(C) ...................    0.74%(E)

Ratio of net investment income to average net assets .............    5.75%(E)

Portfolio turnover rate ..........................................      13%(E)

(A) Represents the period from the initial public offering of Class I shares (August 25, 2003) through December 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 27.09%(E) for the period ended December 31, 2003 (Note 3).

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
December 31, 2003
================================================================================
COMMON STOCKS -- 99.5%                                    Shares       Value
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 18.0%
AMLI Residential Properties Trust ..................      24,450   $    655,260
Apartment Investment & Management Company - Class A      117,100      4,039,950
Archstone-Smith Trust ..............................     234,996      6,575,188
Associated Estates Realty Corp. ....................      24,200        176,902
Avalonbay Communities, Inc. ........................      87,434      4,179,345
BRE Properties, Inc. - Class A .....................      61,360      2,049,424
Camden Property Trust ..............................      48,905      2,166,492
Cornerstone Realty Income Trust, Inc. ..............      69,710        610,660
Equity Residential Properties Trust ................     340,640     10,052,286
Essex Property Trust, Inc. .........................      28,170      1,809,077
Gables Residential Trust ...........................      34,760      1,207,563
Home Properties of New York, Inc. ..................      37,170      1,501,296
Manufactured Home Communities, Inc. ................      27,810      1,047,047
Mid-America Apartment Communities, Inc. ............      23,730        796,853
Post Properties, Inc. ..............................      46,970      1,311,402
Summit Properties, Inc. ............................      34,970        839,979
Sun Communities, Inc. ..............................      23,030        891,261
Town & Country Trust ...............................      20,320        515,112
United Dominion Realty Trust, Inc. .................     157,020      3,014,784
                                                                   ------------
                                                                     43,439,881
                                                                   ------------

DIVERSIFIED -- 9.2%

Colonial Properties Trust ..........................      32,260      1,277,496
Correctional Properties Trust ......................      11,820        340,416
Cousins Properties, Inc. ...........................      60,290      1,844,874
Crescent Real Estate Equities Co. ..................     123,520      2,115,898
iStar Financial, Inc. ..............................     125,070      4,865,223
Lexington Corporate Properties Trust ...............      50,270      1,014,951
Pennsylvania Real Estate Investment Trust ..........      43,430      1,576,509
Vornado Realty Trust ...............................     141,300      7,736,175
Washington Real Estate Investment Trust ............      51,330      1,498,836
                                                                   ------------
                                                                     22,270,378
                                                                   ------------

HEALTH CARE -- 4.3%
Health Care Property Investors, Inc. ...............      79,398      4,033,419
Healthcare Realty Trust, Inc. ......................      52,563      1,879,127
Health Care REIT, Inc. .............................      58,990      2,123,640
National Health Investors, Inc. ....................      33,240        827,011
Nationwide Health Properties, Inc. .................      73,100      1,429,105
                                                                   ------------
                                                                     10,292,302
                                                                   ------------

HOTEL -- 2.6%
Equity Inns, Inc. ..................................      51,610        467,070
FelCor Lodging Trust, Inc. .........................      73,360        812,829
Hospitality Properties Trust .......................      77,810      3,211,997
Innkeepers USA Trust ...............................      46,850        392,134
LaSalle Hotel Properties ...........................      29,540        547,967
MeriStar Hospitality Corp. .........................      77,090        501,856
Winston Hotels, Inc. ...............................      32,040        326,808
                                                                   ------------
                                                                      6,260,661
                                                                   ------------

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
COMMON STOCKS -- 99.5% (Continued)                        Shares       Value
--------------------------------------------------------------------------------
INDUSTRIAL/OFFICE -- 28.7%
Alexandria Real Estate Equities, Inc. ..............      23,780   $  1,376,862
AMB Property Corp. .................................     101,640      3,341,923
Arden Realty, Inc. .................................      78,530      2,382,600
Bedford Property Investors, Inc. ...................      20,600        589,778
Boston Properties, Inc. ............................     121,130      5,837,255
Brandywine Realty Trust ............................      49,240      1,318,155
CarrAmerica Realty Corp. ...........................      64,880      1,932,126
CenterPoint Properties Corp. .......................      28,530      2,136,897
Corporate Office Properties Trust ..................      36,570        767,970
Duke Realty Corp. ..................................     168,810      5,233,110
EastGroup Properties, Inc. .........................      23,880        773,234
Equity Office Properties Trust .....................     496,505     14,224,868
First Industrial Realty Trust, Inc. ................      49,000      1,653,750
Glenborough Realty Trust, Inc. .....................      34,560        689,472
Great Lakes REIT, Inc. .............................      19,990        313,843
Highwoods Properties, Inc. .........................      65,980      1,675,892
HRPT Properties, Inc. ..............................     176,910      1,785,022
Keystone Property Trust ............................      32,210        711,519
Kilroy Realty Corp. ................................      34,400      1,126,600
Koger Equity, Inc. .................................      26,510        554,854
Liberty Property Trust .............................      98,640      3,837,096
Mack-Cali Realty Corp. .............................      72,230      3,006,213
Parkway Properties, Inc. ...........................      13,040        542,464
Prentiss Properties Trust ..........................      50,590      1,668,964
ProLogis Trust .....................................     223,210      7,162,809
PS Business Parks, Inc. ............................      26,540      1,095,041
Reckson Associates Realty Corp. ....................      72,010      1,749,843
SL Green Realty Corp. ..............................      44,600      1,830,830
                                                                   ------------
                                                                     69,318,990
                                                                   ------------

MORTGAGE -- 1.0%
Thornburg Mortgage, Inc. ...........................      86,010      2,339,472
                                                                   ------------

RETAIL CENTERS -- 28.0%

CBL & Associates Properties, Inc. ..................      37,540      2,121,010
Chelsea Property Group, Inc. .......................      53,680      2,942,201
Commercial Net Lease Realty ........................      57,450      1,022,610
Developers Diversified Realty Corp. ................     107,482      3,608,171
Federal Realty Investment Trust ....................      60,980      2,341,022
General Growth Properties, Inc. ....................     266,790      7,403,423
Glimcher Realty Trust ..............................      43,370        970,621
Heritage Property Investment Trust .................      56,330      1,602,589
Kimco Realty Corp. .................................     135,035      6,042,816
Kramont Realty Trust ...............................      29,810        539,561
Macerich Co. (The) .................................      68,740      3,058,930
Mills Corp. ........................................      57,580      2,533,520
New Plan Excel Realty Trust ........................     121,270      2,991,731
Pan Pacific Retail Properties, Inc. ................      49,920      2,378,688
Ramco-Gershenson Properties Trust ..................      20,470        579,301

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
COMMON STOCKS -- 99.5% (Continued)                      Shares         Value
-------------------------------------------------------------------------------
RETAIL CENTERS -- 28.0% (Continued)
Realty Income Corp. ................................      46,650   $  1,866,000
Regency Centers Corporation ........................      73,960      2,947,306
Rouse Co. (The) ....................................     109,800      5,160,600
Saul Centers, Inc. .................................      19,550        560,498
Simon Property Group, Inc. .........................     240,220     11,131,795
Tanger Factory Outlet Centers, Inc. ................      15,720        639,804
Taubman Centers, Inc. ..............................      61,350      1,263,810
Urstadt Biddle Properties - Class A ................      31,474        445,357
U.S. Restaurant Properties, Inc. ...................      27,930        475,927
Weingarten Realty Investors ........................      65,480      2,904,038
                                                                   ------------
                                                                     67,531,329
                                                                   ------------

SELF STORAGE -- 4.0%

Public Storage, Inc. ...............................     156,744      6,801,122
Shurgard Storage Centers, Inc. - Class A ...........      56,020      2,109,153
Sovran Self Storage, Inc. ..........................      16,810        624,492
                                                                   ------------
                                                                      9,534,767
                                                                   ------------

SPECIALTY -- 3.7%

Capital Automotive REIT ............................      39,980      1,279,360
Entertainment Properties Trust .....................      23,420        812,908
Plum Creek Timber Co., Inc. ........................     227,650      6,931,943
                                                                   ------------
                                                                      9,024,211
                                                                   ------------

TOTAL COMMON STOCKS (Cost $195,609,651) ............               $240,011,991
                                                                   ------------

===============================================================================
CASH EQUIVALENTS -- 1.5%                              Shares            Value
-------------------------------------------------------------------------------
First American Treasury Obligation Fund
  - Class A (Cost $3,519,049) ......................   3,519,049   $  3,519,049
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.0%
  (Cost $199,128,700) ..............................               $243,531,040

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0)% ....                 (2,302,701)
                                                                   ------------

NET ASSETS -- 100.0% ...............................               $241,228,339
                                                                   ============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2003
================================================================================

1.  Significant Accounting Policies

The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares and Class I shares commenced on May 7, 1999, May 5, 1999 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers four classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the Classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Distributions to shareholders -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The tax character of distributions paid during the periods ended December 31, 2003 and December 31, 2002 are as follows:

----------------------------------------------------------------------------------------------------
                                                                           Return of
                                      Period     Ordinary    Long-Term      Capital        Total
                                       Ended      Income   Capital Gains  (Nontaxable) Distributions
----------------------------------------------------------------------------------------------------
          Class A                    12/31/03   $4,964,476   $3,396,760    $1,456,496   $9,817,732
                                     12/31/02   $3,571,755   $2,024,431    $1,275,070   $6,871,256
----------------------------------------------------------------------------------------------------
          Class B                    12/31/03   $  769,596   $  620,932    $  277,229   $1,667,757
                                     12/31/02   $  550,164   $  402,610    $  251,766   $1,204,540
----------------------------------------------------------------------------------------------------
          Class C                    12/31/03   $  893,480   $  759,351    $  308,669   $1,961,500
                                     12/31/02   $  513,775   $  412,169    $  228,688   $1,154,632
----------------------------------------------------------------------------------------------------
          Class I                    12/31/03   $    1,251   $    1,364    $      352   $    2,967
----------------------------------------------------------------------------------------------------

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organization expenses -- Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized and are being amortized on a straight-line basis over five years.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2003:

      Federal income tax cost ..................            $ 200,513,729
                                                            =============
      Gross unrealized appreciation ............            $  46,887,512
      Gross unrealized depreciation ............               (3,870,201)
                                                            -------------
      Net unrealized appreciation ..............            $  43,017,311
                                                            =============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States.

The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

2.  Investment Transactions

During the year ended December 31, 2003, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $87,741,838 and $21,593,020, respectively.

3.  Transactions with Affiliates

Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT

The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $390,595 of its investment advisory fees and reimbursed the Fund for $151,500 of Class A expenses and $6,000 of Class I expenses during the year ended December 31, 2003.

SUB-ADVISORY AGREEMENT

PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $4,000 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT

Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2003, the Underwriter earned $128,462 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $105,978 and $6,661 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

PLANS OF DISTRIBUTION

The Trust has adopted three separate plans of distribution under which each class of shares of the Fund, other than I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. For the year ended December 31, 2003, the Fund's Class A, Class B and Class C shares paid distribution expenses of $305,207, $198,427 and $224,134, respectively. There is no plan of distribution for Class I shares.

4.  Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                       Year             Year
                                                      Ended            Ended
                                                    December 31     December 31,
                                                      2003(a)           2002
--------------------------------------------------------------------------------
CLASS A

Shares sold ..................................      12,900,380        7,551,180
Shares issued in reinvestment
of distributions to shareholders .............         827,121          586,967
Shares redeemed ..............................      (8,524,858)      (5,439,814)
                                                    ----------       ----------
Net increase in shares outstanding ...........       5,202,643        2,698,333
Shares outstanding, beginning of year ........      11,327,593        8,629,260
                                                    ----------       ----------
Shares outstanding, end of year ..............      16,530,236       11,327,593
                                                    ==========       ==========

CLASS B

Shares sold ..................................       1,082,476          951,757
Shares issued in reinvestment of
distributions to shareholders ................         123,577           85,980
Shares redeemed ..............................        (415,281)        (235,651)
                                                    ----------       ----------
Net increase in shares outstanding ...........         790,772          802,086
Shares outstanding, beginning of year ........       2,254,464        1,452,378
                                                    ----------       ----------
Shares outstanding, end of year ..............       3,045,236        2,254,464
                                                    ==========       ==========

CLASS C

Shares sold ..................................       1,677,087        1,452,116
Shares issued in reinvestment of
distributions to shareholders ................         161,768          107,031
Shares redeemed ..............................        (429,178)        (311,856)
                                                    ----------       ----------
Net increase in shares outstanding ...........       1,409,677        1,247,291
Shares outstanding, beginning of year ........       2,317,798        1,070,507
                                                    ----------       ----------
Shares outstanding, end of year ..............       3,727,475        2,317,798
                                                    ==========       ==========

CLASS I

Shares sold ..................................           6,447               --
Shares issued in reinvestment of
distributions to shareholders ................             292               --
                                                    ----------       ----------
Net increase in shares outstanding ...........           6,739               --
Shares outstanding, beginning of period ......              --               --
                                                    ----------       ----------
Shares outstanding, end of period ............           6,739               --
                                                    ==========       ==========
--------------------------------------------------------------------------------

(a) Except for Class I shares, which represents the period from the initial public offering (August 25, 2003) through December 31, 2003.

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and
Board of Trustees of the
Wells Family of Real Estate Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells S&P REIT Index Fund (the "Fund") of the Wells Family of Real Estate Funds as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the three years in the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated February 8, 2002.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund, as of December 31, 2003, and the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
February 5, 2004

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                       Position Held             Length of
       Trustee                        Address                                 Age     with the Trust            Time Served
---------------------------------------------------------------------------------------------------------------------------------
*Leo F.  Wells, III       6200 The Corners Parkway, Atlanta, GA                60   President and Trustee   Since January 1998
 Michael R. Buchanan      1630 Misty Oaks Drive, Atlanta, GA                   56   Trustee                 Since September 2002
 Richard W. Carpenter     3491 Buckhead Loop, Atlanta, GA                      66   Trustee                 Since January 1998
 Bud Carter               100 Mount Shasta Lane, Alpharetta, GA                65   Trustee                 Since May 1998
 William H. Keogler, Jr.  7609 NW 117th Lane, Parkland, FL                     58   Trustee                 Since April 2001
 Donald S. Moss           114 Summerour Vale, Duluth, GA                       68   Trustee                 Since May 1998
 Walter W.  Sessoms       5995 River Chase Circle NW, Atlanta, GA              70   Trustee                 Since January 1998
 Neil H. Strickland       4800 River Green Parkway, Duluth, GA                 68   Trustee                 Since April 2001
 W. Wayne Woody           78 Lindbergh Drive, NE, Atlanta, GA                  62   Trustee                 Since October 2003
 Robert G. Dorsey         135 Merchant Street, Suite 230, Cincinnati, OH       46   Vice President          Since September 2000
 Jill W. Maggiore         6200 The Corners Parkway, Atlanta, GA                45   Vice President          Since March 1999
 Mark J. Seger            135 Merchant Street, Suite 230, Cincinnati, OH       42   Treasurer               Since September 2000
 John F. Splain           135 Merchant Street, Suite 230, Cincinnati, OH       47   Secretary               Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust, the Wells S&P REIT Index Fund, and is also a Director of Wells Real Estate Investment Trust, Inc., a real estate investment trust. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also President of Wells Real Estate Investment Trust, Inc. and Wells Investment Securities, Inc.

Michael R. Buchanan is a Director of D.R. Horton, Inc. and a retired Managing Director of Bank of America.

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is the former President of Commonwealth Oil Refining Co., Inc. (an oil refinery) and Realmark Holdings (a real estate company). He is also a Director of MidCountry Financial Corp.

Bud Carter is Chairman of The Executive Committee (an international management consultant).

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc.

Walter  W.   Sessoms  is  retired   former   Group   President   of  Bell  South
Telecommunications.

Neil H. Strickland is the President of Strickland General Agency, Inc. (an insurance agency), S.C.S.C. Inc. (a leasing company) and Town Insurance Agency (a financing company). He is also a Director of First Capital Bank.

W. Wayne Woody is former Interim Chief Financial Officer for Legacy Investment Group (an investment firm). Prior to 1999, he was a Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of American Home Patient, Inc. and Coast Dental Services, Inc.

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)
(Continued)
================================================================================

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer). Prior to March 1999, he was President of Countrywide Fund Services, Inc. (a mutual fund services company).

Jill W. Maggiore is Vice President of Mutual Funds for Wells Real Estate Funds.

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President of Countrywide Fund Services, Inc.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC. Prior to March 1999, he was First Vice President and Secretary of Countrywide Fund Services, Inc. and affiliated companies.

Additional information about members of the Board of Trustees and Executive Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.

WELLS S&P REIT INDEX FUND                ---------------------------------------
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan                                      WELLS
Richard W. Carpenter
Bud Carter                                                S&P
William H. Keogler, Jr.
Donald S. Moss                                      REIT INDEX FUND
Walter W. Sessoms
Neil H. Strickland
W. Wayne Woody

INVESTMENT ADVISER                       ---------------------------------------
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER                                           ANNUAL REPORT
Rydex Global Advisors                               DECEMBER 31, 2003
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

INDEPENDENT AUDITORS
Ernst & Young LLP
1900 Scripps Center                                      [LOGO]
312 Walnut Street                                        WELLS
Cincinnati, Ohio 45202                              Real Estate Funds

TRANSFER AGENT
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shareholder Service
Nationwide: (Toll-Free) 800-282-1581

A  description  of  the  policies  and   ---------------------------------------
procedures  that the Fund uses to vote
proxies    relating    to    portfolio
securities is available without charge
upon  request  by  calling   toll-free
1-800-282-1581,  or on the  Securities
and Exchange  Commission's  website at
http://www.sec.gov.                      ---------------------------------------

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 10(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is W. Wayne Woody. Mr. Woody is "independent" for purposes of this Item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $41,700 and $25,000 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $2,800 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively. The services comprising these fees are the preparation of the registrant's federal, state and local income and excise tax returns and the preparation of a request for a 30-day extension for providing the registrant's shareholders with Forms 1099-DIV and 1099-B.

      (d) ALL OTHER FEES. The aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $3,400 and $0 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively. The services comprising these fees are tax compliance services for the registrant's investment adviser and related parties.

     (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $7,400 and $2,800 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively.

      (h) The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(b) Certifications required by Rule 30a-2(b) under the Act (17CFR 270.30a-2(b)):
Attached hereto

Exhibit 99.CODE ETH                 Code of Ethics

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wells Family of Real Estate Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Leo F. Wells, III
                          ------------------------------------------------------
                          Leo F. Wells, III, President

Date March 5, 2004
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Leo F. Wells, III
                          ------------------------------------------------------
                          Leo F. Wells, III, President


Date March 5, 2004
     ----------------------

By (Signature and Title)* /s/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer

Date March 5, 2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.